Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income before provision for income tax expense									$ 11,316	$ 11,032	$ 13,179
Tax at statutory federal income tax rate									3,847	3,751	4,481
Tax Cuts and Jobs Act									3,139	0	0
State restructuring									966	0	0
Tax-exempt income									(394)	(314)	(369)
State income tax, net of federal tax benefit									323	290	376
Other, net									21	23	92
Total income tax expense	$ 4,979	$ 847	$ 983	$ 1,093	$ 1,052	$ 1,003	$ 730	$ 965	$ 7,902	$ 3,750	$ 4,580
Tax at statutory federal income tax rate (in percent)									34.00%	34.00%	34.00%
Tax Cuts and Jobs Act (in percent)									27.74%	0.00%	0.00%
State restructuring (in percent)									8.54%	0.00%	0.00%
Tax-exempt income (in percent)									(3.48%)	(2.85%)	(2.80%)
State income tax, net of federal tax benefit (in percent)									2.85%	2.63%	2.85%
Other, net (in percent)									0.18%	0.21%	0.70%
Provision for income tax expense (in percent)									69.83%	33.99%	34.75%